Financial Instruments - Summary of Fair Value of Financial Instruments Not Measured at Fair Value on Recurring Basis (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Financial assets not measured at fair value
Finance receivables	$ 3,752.5	₨ 308,337.3	₨ 332,312.1
Financial assets not measured at fair value	14,394.5	1,182,786.1	1,228,672.5
Financial liabilities not measured at fair value
Short-term debt (excluding current portion of long-term debt)	1,711.9	140,668.3	173,783.7
Long-term debt (including current portion of long-term debt)	13,579.5	1,115,828.3	1,222,878.4
Financial liabilities not measured at fair value	28,663.6	2,355,291.0	2,359,432.4
Not measured at fair value on recurring basis [Member]
Financial assets not measured at fair value
Finance receivables		139,114.4	194,052.0
Other investments		158,378.2	174,477.1
Financial assets not measured at fair value	3,620.4	297,492.6	368,529.1
Financial liabilities not measured at fair value
Short-term debt (excluding current portion of long-term debt)		140,668.2	173,783.8
Long-term debt (including current portion of long-term debt)		1,089,877.7	1,223,740.8
Financial liabilities not measured at fair value	14,975.7	1,230,546.0	1,397,524.6
Not measured at fair value on recurring basis [Member] | Level 1 [Member]
Financial assets not measured at fair value
Other investments		158,378.2	174,477.1
Financial assets not measured at fair value	1,927.4	158,378.2	174,477.1
Financial liabilities not measured at fair value
Long-term debt (including current portion of long-term debt)		424,038.7	571,882.4
Financial liabilities not measured at fair value	5,160.5	424,038.7	571,882.4
Not measured at fair value on recurring basis [Member] | Level 2 [Member]
Financial liabilities not measured at fair value
Short-term debt (excluding current portion of long-term debt)		140,668.2	173,783.8
Long-term debt (including current portion of long-term debt)		665,839.0	651,858.4
Financial liabilities not measured at fair value	9,815.2	806,507.3	825,642.2
Not measured at fair value on recurring basis [Member] | Level 3 [Member]
Financial assets not measured at fair value
Finance receivables		139,114.4	194,052.0
Financial assets not measured at fair value	$ 1,693.0	₨ 139,114.4	₨ 194,052.0